Intangible assets, net (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2022	$ 1,168,208
2023	1,135,490
2024	1,112,813
2025	976,629
2026	385,341
Thereafter
Total	$ 4,778,481	$ 5,247,752